UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   May 16, 2011
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$172,536 (thousands)

List of Other Included Managers:

FORM 13F INFORMATION TABLE                   Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: March 31, 2011                                                                     Item 8:
          Item 1:                Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of               Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other     (a)    (b)  (c)
           Issuer                 Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole   SharedNone
                                                         Value   Principal
                                                        (X$1000)   Amount
ACE LTD                     SHS              H0023R105      2,869    44,345  SH        SOLE              44,345
BLACKROCK KELSO CAPITAL C   COM              092533108        506    50,000  SH        SOLE              50,000
CAPITAL ONE FINL CORP       COM              14040H105      5,923   113,999  SH        SOLE             113,999
CREXUS INVT CORP            COM               226553105     5,269   461,420  SH        SOLE             461,420
DYNEX CAP INC               COM              26817Q506        503    50,000  SH        SOLE              50,000
EQUINIX INC                 COM              29444U502     11,075   121,573  SH        SOLE             121,573
EATON VANCE LTD DUR INCOM   COM              27828H105        487    30,500  SH        SOLE              30,500
FAIRPOINT COMMUNICATIONS    COM               305560302     1,097    65,000  SH        SOLE              65,000
FOREST OIL CORP             COM PAR $0.01     346091705    11,960   316,160  SH        SOLE             316,160
GAIN CAP HLDGS INC          COM              36268W100      2,277   296,832  SH        SOLE             296,832
HYATT HOTELS CORP           COM CL A         448579952        355    30,000  SH   Put  SOLE              30,000
JPMORGAN CHASE & CO         COM              46625H100     11,049   239,668  SH        SOLE             239,668
KANSAS CITY SOUTHERN        COM               485170302     3,817    70,092  SH        SOLE              70,092
LAS VEGAS SANDS CORP        COM               517834107    10,116   239,612  SH        SOLE             239,612
MARRIOTT INTL INC NEW       CL A              571903202     2,568    72,188  SH        SOLE              72,188
MASSEY ENERGY COMPANY       COM               576206106     6,148    89,933  SH        SOLE              89,933
MEDLEY CAP CORP             COM              58503F106      2,201   180,720  SH        SOLE             180,720
METLIFE INC                 COM              59156R108      6,941   155,166  SH        SOLE             155,166
MGIC INVT CORP WIS          COM               552848103     2,764   310,900  SH        SOLE             310,900
NATIONAL CINEMEDIA INC      COM               635309107     1,494    80,000  SH        SOLE              80,000
NCR CORP NEW                COM              62886E108        942    50,000  SH        SOLE              50,000
NOVELL INC                  COM               670006105     2,372   400,000  SH        SOLE             400,000
OMNICOM GROUP INC           COM               681919106     1,401    28,548  SH        SOLE              28,548
PENN NATL GAMING INC        COM               707569109     3,600    97,151  SH        SOLE              97,151
PLAINS EXPL& PRODTN CO      COM               726505100    11,123   307,003  SH        SOLE             307,003
RADIAN GROUP INC            COM               750236101     3,483   511,400  SH        SOLE             511,400
SAVVIS INC                  COM               805423308     7,457   201,044  SH        SOLE             201,044
SCRIPPS E W CO OHIO         CL A              811054402       991   100,066  SH        SOLE             100,066
SEAHAWK DRILLING INC        COM              81201R107        328    53,532  SH        SOLE              53,532
SENIOR HSG PPTYS TR         SH BEN INT       81721M109      4,378   190,000  SH        SOLE             190,000
SOLAR CAP LTD               COM              83413U100        822    34,406  SH        SOLE              34,406
SOLAR SR CAP LTD            COM              83416M105        186    10,000  SH        SOLE              10,000
SUMMIT HOTEL PPTYS INC      COM               866082100     2,490   250,547  SH        SOLE             250,547
TIME WARNER CABLE INC       COM              88732J207      1,427    20,000  SH        SOLE              20,000
VODAFONE GROUP PLC NEW      SPONS ADR        92857W209      5,584   194,232  SH        SOLE             194,232
WYNDHAM WORLDWIDE CORP      COM              98310W108     12,245   384,927  SH        SOLE             384,927
XEROX CORP                  COM               984121103     8,261   775,698  SH        SOLE             775,698
XL GROUP PLC                SHS              G98290102      8,842   359,427  SH        SOLE             359,427
YAHOO INC                   COM               984332106     7,186   430,800  SH        SOLE             430,800